Convertible Securities and Attached Warrants	6 Months Ended
Jun. 30, 2022
Short-term Loans Receivable [Abstract]
Convertible Securities and Attached Warrants

Note 12 — Convertible Securities and Attached Warrants

December 2020 Convertible Debenture and Warrants

On December 14, 2020, the Company completed a private placement with net proceeds of $1,540,000 in exchange for the issuance of i) a 9% senior secured convertible debenture (the “2020 Convertible Debenture” or “Debenture”) in the principal amount of $1,600,000, which is convertible up to 800,000 ADSs at $2.00 per ADS at any time, matures 30 months from the date of issuance and accrues interest at 9% per annum payable quarterly in cash or, in lieu of cash payment, in the Company’s ADSs, subject to adjustment and certain customary equity conditions; ii) a 2-year warrant (“Series B Warrant”) to purchase 5,000,000 ADS at an exercise price of $2.00 per ADS; iii) a warrant to purchase 1,200,000 ADS (“Series A Warrant”) until December 14, 2027 at an exercise price of $2.45 per ADS; and iv) a 7-year warrant to purchase 7,500,000 ADS (“Series C Warrant”, together with Series A Warrant and Series B Warrant, the “December 2020 Warrants”) at an exercise price of $2.45 per ADS. The exercisability of Series C Warrant shall vest ratably from time to time in proportion to the exercise of the Series B Warrant by the holder. Further, for each $1 million of subscription amount under the 2020 Convertible Debenture and the Series B Warrant, the purchaser shall receive a certificate representing 50,000 ADSs (or such lesser number on a ratable basis if the subscription amount is less than $1 million). Both the Debenture and the December 2020 Warrants include a full ratchet anti-dilution provision, and contain a beneficial ownership limitation on such conversion or exercise.

The Company follows Accounting for Certain Financial Instruments with Down Round Features. The detachable December 2020 Warrants issued to the holder are considered to be indexed to the Company’s own stock and classified in stockholders’ equity and therefore they meet the scope exception prescribed in ASC 815-10-15. The fair value of December 2020 Warrants is measured by using Binomial Option Pricing Model and Black-Scholes Merton Valuation Model with the assumptions below on the date of issuance, with no subsequent adjustment of fair value in accordance with ASC 815.

	Series A	Series B	Series C
Expected term in years	7	2	7
Stock price	$2.32	$2.40	$2.40
Expected dividend yield	0%	0%	0%
Volatility	46.68%	49.61%	46.68%
Risk-free interest Rate	0.63%	0.20%	0.63%
Initial fair value per share	$1.01	$0.58	$0.83

In accordance with ASC 470-20, Debt with Conversion and Other Options, the net proceeds of $1,540,000 were allocated to Convertible Debenture, the detachable Series A, B and C December 2020 Warrants on their relative fair value basis, in the amount of approximately $206,000, $157,000, $375,000 and $802,000, respectively.

For the holder of the Debenture, conversion price results in BCF that is separated as an equity component and assigned a value of approximately $206,000 as a debt discount. Debt discount is amortized using the effective interest rate method over the period from the issuance date through the stated redemption date.

The issuance costs are allocated in the same proportion as the proceeds are allocated to the debt and warrants. Issuance costs allocated to the equity-classified warrants in an aggregate of $77,500 were charged to stockholders’ equity.

The Debenture is recognized initially at fair value, net of debt discounts including original issue discount of $60,000 and allocation of proceeds to BCF and the detachable Series A and Series B Warrants of $737,000, in an aggregate of approximately $803,000 on the date of issuance. As the vesting of Series C Warrants is contingent upon the exercise of Series B Warrants, debt discounts related to allocation of proceeds to Series C Warrants will be deferred and recognized until Series C Warrants are vested on a proportional basis.

On January 29, 2021, the Debenture along with accrued interest of $11,600 was fully converted into 889,667 Class A ordinary shares, as represented by ADSs. The Company recognized interest expense of approximately $796,000 and $20,000 for the years ended December 31, 2021 and 2020, respectively, including interest relating to contractual interest obligation approximately of $12,000 and $7,000, respectively and amortization of the debt discounts and debt issuance cost approximately of $784,000 and $13,000, respectively. As a result of discounts amortization and debt conversion, the Debenture was in the carrying value of zero and approximately $816,000 as of December 31, 2021 and 2020, respectively.

As a result of January 2021 Call Options as discussed in Note 13, exercise price of Series A and Series C Warrants was adjusted from $2.45 to $2.00. In accordance with ASC 260-10-25-1, Earnings per Share-Overview-Recognition, when a down round feature is triggered, the Company recognized the effect of the down round feature in an aggregate of $743,500, and the effect is treated as a dividend and a reduction to income available to ordinary shareholders in the basic EPS calculation.

During the year ended December 31, 2021, as a result of full exercise of December 2020 Warrants, the Company received the proceeds of $27.4 million in exchange for the issuance of 14,200,000 Class A ordinary shares, as represented by ADSs.

February 2021 Series A Convertible Preferred Shares and Warrants

On February 15, 2021, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement-February”) with one third party investor (the “Purchaser”), pursuant to which the Company received $6,440,000 in consideration of the issuance of: a) Series A Convertible Preferred Shares (the “Series A Convertible Preferred Shares”) with a stated value of $7,000,000; b) a warrant (the “Series D Warrant”) to purchase 2,333,333 ADSs of the Company until the fifth year anniversary of the closing date at an exercise price of $3.00 per ADS; c) a one-year warrant to purchase 13,333,333 ADS (the “Series E Warrant”) at an exercise price of $3.00 per ADS, each exercise of which entitles the warrant holder to receive one ADS and a 8% cash discount; and d) a 5-year warrant to purchase 13,333,333 ADS (the “Series F Warrant”, together with the Series D Warrant and the Series E Warrant, the “February 2021 Warrants”) at an exercise price of $3.00 per ADS. The exercisability of Series F Warrant shall vest ratably from time to time in proportion to the exercise of the Series E Warrants by the holder. The transactions contemplated under the Securities Purchase Agreement were closed on February 18, 2021.

The number of Series A Convertible Preferred Shares is 7,000 and each share has a par value of $0.0001 and a stated value of $1,000. The Series A Convertible Preferred Shares have no voting rights, bear dividend rights at a rate of 8% per annum commencing on the six month anniversary of the closing date, and are convertible into the ADSs, beginning after its original date of issuance at an initial conversion price of $3.00 per share. Dividend is payable quarterly in cash, or the Company may pay accrued interest in its ADSs. At election of the Company, the Series A Convertible Preferred Shares may be redeemed, subject to certain equity conditions. Both the Series A Convertible Preferred Shares and the February 2021 Warrants include full ratchet anti-dilution provisions, and contain a beneficial ownership limitation on such conversion or exercise.

Series A Convertible Preferred Shares are classified as equity and carried at the amount recorded at inception, without amortization. The discount to the redemption amount shall be recognized as a dividend upon redemption.

The detachable February 2021 Warrants issued to the holder are considered to be indexed to the Company’s own stock and classified in stockholders’ equity and therefore they meet the scope exception prescribed in ASC 815-10-15. The fair value of February 2021 Warrants is measured by using Binomial Option Pricing Model and Black-Scholes Merton Valuation Model with the assumptions below on the date of issuance, with no subsequent adjustment of fair value in accordance with ASC 815.

	Series D	Series E	Series F
Expected term in years	5	1	5
Stock price	$2.97	$3.02	$2.97
Expected dividend yield	0%	0%	0%
Volatility	43.05%	50.45%	43.05%
Risk-free interest Rate	0.63%	0.21%	0.63%
Initial fair value per share	$1.07	$0.53	$0.89

In accordance with ASC 470-20, Debt with Conversion and Other Options, the Company allocated the net proceeds to Series A Convertible Preferred Shares, the detachable Series D, E and F February 2021 Warrants on their relative fair value basis, in the amount of approximately $1,563,000, $560,000, $1,588,000 and $2,669,000, respectively. For the holder of the Series A Convertible Preferred Shares, conversion price results in BCF that is separated as an equity component and assigned a value of approximately $1,563,000 as a prefer stock discount. Such discount is amortized all at once upon issuance date and the amortization is treated as a deemed dividend.

The issuance costs are allocated in the same proportion as the proceeds are allocated to the preferred stock and warrants. Issuance costs allocated to the equity-classified warrants in an aggregate of $81,000 were charged to additional paid in capital.

The Series A Convertible Preferred Shares are recognized initially at fair value, net of discounts including original issue discount of $620,000 and allocation of proceeds to the detachable Series D and Series E Warrants of $2,149,000, in an amount of approximately $4,231,000 on the date of issuance. As the vesting of Series F Warrants is contingent upon the exercise of Series E Warrants, preferred stock discounts related to allocation of proceeds to Series F Warrants will be deferred and recognized until Series F Warrants are vested on a proportional basis. Each of the February 2021 securities contain down round features which would reduce the respective conversion price or exercise prices to the effective price at which any future securities are sold. In consideration of the transaction entered into in December 2021 below, the investor agrees to waive the full ratchet anti-dilution provision and set the conversion price and exercise prices as follows: (i) the conversion price of the Series A Preferred Shares is adjusted to the lower of $1.75 or 90% of the lowest daily Volume-Weighted Average Price in the last 10 trading days prior to conversion, in no event that the conversion price shall be lower than $0.75, as amended; (ii) the exercise price of the Series D Warrants is adjusted to $2.50; (iii) the exercise price of the Series E Warrants is adjusted to $2.00; and (iv) the exercise price of the Series F Warrants is adjusted to $2.50. In accordance with ASC 260-10-25-1, the Company recognized the effect of such reprice event for February 2021 Warrants in an aggregate of $5.3 million, and the effect is treated as a dividend and a reduction to income available to ordinary shareholders in the basic EPS calculation for the year ended December 31, 2021.

During the year ended December 31, 2021, 500 Series A Preferred Shares along with accrued dividend of $14,000 were converted into an aggregate of 349,789 Class A ordinary shares, as represented by ADSs. 6,500 Series A Preferred Shares remained outstanding as of December 31, 2021 in the carrying value of $3,929,000.

During the period ended June 30, 2022, 6,350 Series A Preferred Shares along with accrued dividend of $315,000 were converted into an aggregate of 8,066,753 Class A ordinary shares. 150 Series A Preferred Shares remained outstanding as of June 30, 2022 in the carrying value of $91,000. Subsequently, the remaining 150 Series A Preferred Shares along with accrued dividend of $9,000 were fully converted into an aggregate of 213,517 Class A ordinary shares, as represented by ADSs.

As a result of early adoption of ASU 2020-06 on January 1, 2022 using the modified retrospective method, no cumulative effect was recognized with regards to Series A Preferred Shares. The Company recognized cumulative dividend of approximately $130,000 and nil for the period ended June 30, 2022 and 2021, respectively.

December 2021 Series B Convertible Preferred Shares and Warrants

On December 13, 2021, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement-December”) with the same third party investor (the “Purchaser”), pursuant to which the Company received net proceeds of $3,800,000 in consideration of the issuance of: a) Series B Convertible Preferred Shares (the “Series B Convertible Preferred Shares”) with a stated value of $4,000,000; and b) a 5-year warrant to purchase 2,285,715 ADSs (the “Series G Warrants”, or the “December 2021 Warrants”) of the Company until on or prior to December 13, 2026 at an exercise price of $2.50 per ADS. The transactions were closed on December 13, 2021.

The number of Series B Convertible Preferred Shares is 4,000 and each share has a par value of $0.0001 and a stated value of $1,000. The Series B Convertible Preferred Shares have no voting rights, bear dividend rights at a rate of 8% per annum commencing on the closing date, and are convertible into the ADSs, beginning after its original date of issuance at an initial conversion price of $1.75 per share or 90% of the lowest daily volume-weighted average price during the 10 consecutive trading days prior to the conversion date, in no event that the conversion price shall be lower than $0.75, as amended. Dividend is payable quarterly in cash, or the Company may pay accrued interest in its ADSs. On the third anniversary of the original issue date, the Company shall redeem, at the option of the holder, all of the then outstanding Series B Convertible Preferred Shares, for an amount in cash equal to the sum of (a) 100% of the aggregate cash investment of $3,800,000 and (b) accrued but unpaid dividends due in respect of the preferred shares. Both the Series B Convertible Preferred Shares and the December 2021 Warrants include full ratchet anti-dilution provisions, and contain a beneficial ownership limitation on such conversion or exercise.

The detachable December 2021 Warrants issued to the holder are considered to be indexed to the Company’s own stock and classified in stockholders’ equity and therefore they meet the scope exception prescribed in ASC 815-10-15. The fair value of December 2021 Warrants is estimated to be at $0.58 per share by using Binomial Option Pricing Model with an expected term of 5 years, a stock price of $1.70 per share, volatility of 53.42%, a risk free rate of 1.30% and an expected dividend yield of 0%.

In accordance with applicable accounting standards, Series B Convertible Preferred Shares qualified as redeemable securities and are classified as mezzanine equity; the net proceeds were allocated to the Series B Convertible Preferred Shares and the detachable Series G Warrant on their relative basis, in the amount of approximately $2,800,000 and $950,000, respectively. The Series B Preferred Shares contained a BCF that is separated as an equity component and assigned a value of approximately $1,613,000 as a prefer stock discount.

The issuance costs are allocated in the same proportion as the proceeds are allocated to the preferred stock and warrants. Issuance costs allocated to the equity-classified warrants in an aggregate of $8,000 were charged to additional paid in capital.

The Series B Convertible Preferred Shares are recognized initially at fair value, net of debt discounts including original issue discount of $50,000 and allocation of proceeds to the detachable Series G Warrants of $950,000 and to the BCF of $1,613,000, in an amount of approximately $1,186,000 on the date of issuance. Such discounts are accreted over the period from the date of issuance to the date of the earliest redemption and the accretion is treated as a deemed dividend. For the year ended December 31, 2021, the accretion was recognized as a deemed dividend to preferred stockholders in the amount of approximately $36,000, resulting in the carrying amount accreted to approximately $1,222,000 as of December 31, 2021.

As a result of early adoption of ASU 2020-06 on January 1, 2022 using the modified retrospective method, a reclassification of the unamortized portion of the BCF in the amount of $1,591,000 from additional paid-in capital to Series B Preferred shares on the condensed consolidated balance sheets. For the period ended June 30, 2022, the accretion was recognized as a deemed dividend to preferred stockholders in the amount of approximately $167,000, resulting in the carrying amount accreted to approximately $2,980,000 as of June 30, 2022.

The Company recognized cumulative dividend of approximately $249,000 and nil for the period ended June 30, 2022 and 2021, respectively. Subsequently, the 4,000 Series B Preferred Shares along with accrued dividend of $294,000 were fully converted into an aggregate of 5,158,472 Class A ordinary shares, as represented by ADSs.

May 2022 Convertible Debenture

On May 17, 2022, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with ATW Opportunities Master Fund, L.P. (the “Purchaser”), pursuant to which the Company received net proceeds of $1,955,000 in consideration of the issuance of Convertible Debenture (the “Debenture”) in the principal amount of $2,100,000. The Debenture matures on November 17, 2024, bears interest at a rate of 8% per annum to the extent such interest is paid in cash or 12.0% to the extent such interest is paid in ADSs at the Company’s election, and is convertible into ADSs at the option of the holder, beginning after its original date of issuance at a conversion price is the lesser of $1.00 or 85% of the lowest trade price in the last ten (10) trading days immediately prior to conversion , in no event that the conversion price shall be lower than $0.75, subject to adjustment, per ADS. Interest is payable quarterly. Upon the conversion of all of this Debenture prior to the maturity date, the Holder shall be entitled to receive all interest which would have accrued on the principal amount being converted after the date of such conversion, in any combination of cash or ADSs at the Company’s election.

The Debenture and include a full ratchet anti-dilution provision, and contain a beneficial ownership limitation on such conversion. As part of consideration of entering into the Securities Purchase Agreement, the Company agreed to extend the February 2021 and December 2021 Warrants termination dates as follows: (i) the termination date for the Series D American Depositary Shares Purchase Warrant shall be extended to February 18, 2028; (ii) the termination date for the Series E American Depositary Shares Purchase Warrant shall be extended to February 18, 2025; (iii) the termination date for the Series F American Depositary Shares Purchase Warrant shall be extended to February 18, 2028; and (iv) the termination date for the Series G American Depositary Shares Purchase Warrant shall be extended to December 13, 2028. Pursuant to the adoption of ASU 2021-04, the Company considered the guidance in in ASC 815-40-35-16 through ASC 815-40-35-18 regarding the modification or exchange of a freestanding equity-classified written call option, and recognized the incremental fair value of the warrants aforementioned as a debt discount or debt issuance cost in accordance with paragraph 815-40-35-17(b), in an amount of $1,955,000. The fair value of Series D, E and G Warrants immediately before the modification is estimated to be at $0.24, $0.09 and $0.29 per share, respectively by using Binomial Option Pricing Model with an expected term of 3.75, 0.75 and 4.57 years, respectively, a stock price of $1.07 per share, volatility of 58.23%, 91.63%, 57.98%, respectively, a risk free rate of 2.97%, 3.16% and 2.96%, respectively, and an expected dividend yield of 0%. The fair value of Series D, E and G Warrants after the modification is estimated to be at $0.35, $0.18 and $0.43 per share, respectively by using Binomial Option Pricing Model with an expected term of 5.75, 2.75 and 6.57 years, respectively, a stock price of $1.05 per share, volatility of 57.82%, 61.03% and 61.21%, respectively, a risk free rate of 2.96%, 2.97% and 2.97%, respectively, and an expected dividend yield of 0%.

The Company early adopted ASU 2020-06 on January 1, 2022. As a result, the Debenture was accounted for as a liability in its entirety, equal to the proceeds received of $1,955,000, net of debt original issue discount of $145,000. Further, the Company charged the debt issuance cost of $1,955,000 against the proceeds. Debt discount and debt issuance costs are amortized using the effective interest rate method over the period from the issuance date through the stated maturity date. The Company recognized interest expense of approximately $137,000 for the period ended June 30, 2022, including interest relating to contractual interest obligation approximately of $32,000 and amortization of the debt discounts of approximately $105,000. As of June 30, 2022, the carrying amount of the Debenture was approximately $105,000 and the unamortized discount was $1,995,000.